LONG-TERM LOANS (Tables)	12 Months Ended
Jun. 30, 2020
LONG-TERM LOANS
Schedule Of Debt Instruments

		June 30,
		2019	2020
MYR denominated loans	(i)	947	842
SGD denominated loans	(ii)	346	258
Convertible Bond	(iii)	19,995	—
USD denominated loan	(iv)	—	15,000

		$21,288	$16,100

Less: Current portion		(20,310)	(320)

		$978	$15,780

i.
The MYR denominated loans are repayable in 3 to 75 installments with the last installment due in December 2041. For the years ended June 30, 2019 and 2020, the effective interest rates ranged from

2.19% to 5.12% per annum and 2.19% to 7.51% per annum, respectively. The borrowings are secured by the mortgages of buildings and vehicles in Malaysia, with an aggregate carrying value of $1,040 and $873 as of June 30, 2019 and 2020, respectively.

ii.
The SGD denominated loans are repayable in 10 to 31 installments with the last installment due on March 4, 2024. For the years ended June 30, 2019 and 2020, the effective interest rates ranged fro
m

2.44% to 2.78% per annum and 2.44% to 2.78% per annum, respectively. The borrowing is secured by vehicles with a total carrying value of $427 and $305 as of June 30, 2019 and 2020, respectively.

iii.	Convertible Bond

Schedule of principal and interest payments for all outstanding long-term loans
Scheduled principal and interest payments for all outstanding long-term loans as of June 30, 2020 are as follows
:

Year ending June 30,
2021	$812
2022	15,748
2023	290
2024	205
2025 and onwards	259

$17,314